Long-Term Debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Long-Term Debt
Note 9    Long-Term Debt
(a) Carrying value of long-term debt instruments

As at December 31,	Issue date	Maturity date	Par value	2019	2018
4.70% Senior notes (1),(3)	June 23, 2016	June 23, 2046	US$ 1,000	$1,290	$1,355
5.375% Senior notes (2),(3)	March 4, 2016	March 4, 2046	US$ 750	962	1,010
3.527% Senior notes (2),(3)	December 2, 2016	December 2, 2026	US$ 270	350	367
4.150% Senior notes (2),(3)	March 4, 2016	March 4, 2026	US$ 1,000	1,292	1,356
4.90% Senior notes (2),(3)	September 17, 2010	September 17, 2020	US$ 500	649	681
Total				$4,543	$4,769

(1)	MFC may redeem the notes in whole, but not in part, on June 23, 2021 and thereafter on every June 23, at a redemption price equal to par, together with accrued and unpaid interest.
(2)
MFC may redeem the senior notes in whole or in part, at any time, at a redemption price equal to the greater of par and a price based on the yield of a corresponding U.S. Treasury bond plus a specified number of basis points. The specified number of basis points is as follows: 5.375% - 40 bps, 3.527% - 20 bps, 4.150% - 35 bps, and 4.90% - 35 bps.

(3)
These US dollar senior notes have been designated as hedges of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of these senior notes into Canadian dollars.

The cash amount of interest paid on long-term debt during the year ended December 31, 2019 was $216 (2018 – $222). Issue costs are amortized over the term of the debt.
(b) Fair value measurement
Fair value of long-term debt instruments is determined using the following hierarchy:
Level 1 – Fair value is determined using quoted market prices where available.
Level 2 – When quoted market prices are not available, fair value is determined with reference to quoted prices of similar debt instruments or estimated using discounted cash flows based on observable market rates.

The Company measures long-term debt at amortized cost in the Consolidated Statements of Financial Position. As at December 31, 2019, the fair value of long-term debt was $5,078 (2018 – $4,886). Fair value of long-term debt was determined using Level 2 valuation techniques (2018 – Level 2).
(c) Aggregate maturities of long-term debt

As at December 31,	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
2019	$649	$–	$–	$3,894	$4,543
2018	–	681	–	4,088	4,769